Trade and other payables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables:

	December 31, 2017	December 31, 2016
Trade accounts payable	$13,181	$5,970
Compensation payable	9,209	8,056
Other liabilities	2,491	3,464
Taxes payable	362	277
	$25,243	$17,767